BANK LOANS (Details) - CNY (¥) ¥ in Millions	1 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Loan agreement with Postal Savings Bank of China | Gansu QLS
Bank Loans
Loan agreement amount		¥ 1.0			¥ 5.0
Fixed interest rate (in percent)		3.60%			3.60%
Term of loan agreement		1 year			1 year
Repayment of loan				¥ 4.0
Loan agreement with Agricultural Bank of China | Gansu QLS
Bank Loans
Loan agreement amount	¥ 2.0
Fixed interest rate (in percent)	3.60%
Term of loan agreement	1 year
Loan agreement with Chongqing Rural Commercial Bank | Chongqing Shengfu Biological Technology Co., Ltd ("Chongqing")
Bank Loans
Loan agreement amount	¥ 4.5		¥ 3.0
Fixed interest rate (in percent)	3.45%		3.45%
Term of loan agreement	1 year		1 year